Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

9.    Property, plant and equipment

The detail of property, plant and equipment, net of the related accumulated depreciation and impairment in 2018 and 2017 is as follows:

				Advances and
				Property, Plant		Other Items of
			Other Fixtures,	and Equipment		Property,
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant	Accumulated
	Buildings	Machinery	Furniture	Construction	Reserves	and Equipment	Depreciation (Note 25.3)	Impairment (Note 25.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2017	191,058	1,220,055	5,972	49,865	59,989	32,203	(665,507)	(112,029)	781,606
Additions	1,665	1,849	2,262	71,204	—	1,455	(94,051)	104	(15,512)
Disposals and other	(202)	(56,475)	(607)	(1,029)	—	(164)	49,403	—	(9,074)
Transfers from/(to) other accounts	5,228	49,892	377	(58,480)	(90)	(58)	3,131	—	—
Exchange differences	16,843	96,709	450	9,225	460	(1,072)	(73,575)	(5,058)	43,982
Additions to the scope of consolidation	1,648	97	—	16,985	—	—	—	—	18,730
Transfer from assets and disposal groups classified as held for sale (see Note 29)	35,058	178,677	79	40,814	—	—	(155,726)	(660)	98,242
Balance at December 31, 2017	251,298	1,490,804	8,533	128,584	60,359	32,364	(936,325)	(117,643)	917,974
Additions	2,983	9,104	12	99,016	—	4,293	(109,832)	(42,846)	(37,270)
Disposals and other	(4,687)	(34,612)	(1,084)	(2,657)	—	(587)	35,921	—	(7,706)
Transfers from/(to) other accounts	24,823	69,439	4,850	(97,086)	—	222	(2,248)	—	—
Exchange differences	(10,743)	(74,554)	(405)	(5,941)	(951)	(383)	48,455	3,292	(41,230)
Business combinations (Note 5)	6,846	53,337	82	1,790	—	432	—	—	62,487
Business disposals	(35,211)	(26,471)	(43)	(342)	—	—	56,674	—	(5,393)
Balance at December 31, 2018	235,309	1,487,047	11,945	123,364	59,408	36,341	(907,355)	(157,197)	888,862

Additions to the scope of consolidation in 2017 represents the contribution by the non-controlling interest partner, Blue Power Corporation, S.L. (“Blue Power”) to the solar production facility located in Puertollano, Spain.

Business combinations in 2018 relates to the assets acquired as part of the acquisition of the Glencore plants in France and Norway, see Note 5.

During 2018 the Company disposed of Hidro Nitro Española S.A. which resulted in a net reduction of property, plant and equipment of $5,393 thousand. The net gain on the disposal of the business is disclosed in Note 25.6.

During 2018 the Company recognised an impairment of $40,537 thousand in Impairment losses (Electrometallurgy – Other segment) in relation to our solar-grade silicon metal project based in Puertollano, Spain. At the end of 2018 the Company has decided to temporarily suspend investment in the project due to deterioration in the market environment for solar grade silicon (or polysilicon) worldwide. The Company is preserving the technology and know-how in order to be able to finalize the construction of the factory as soon as market circumstances change. The Company continues to recognize these project assets as $39,101 thousand based on the higher of fair value less costs of disposal and value in use. Fair value less costs of disposal related to land and buildings was determined based on recent sales of comparable industrial properties located near the project. Fair value less costs of disposal related to machinery and equipment was determined by assessing the recoverability of the assets to a market participant.

At December 31, 2018 and 2017, the Company has property, plant and equipment of $514,625 thousand and $660,960 thousand, respectively, pledged as security for outstanding bank loans and other payables.

Finance leases

Finance leases held by the Company included in Plant and Machinery at December 31 are as follows:

								Lease
		Time	Historical		Accumulated	Carrying	Interest	Payments
	Life	Elapsed	Cost	Cost	Depreciation	Amount	Payable	Outstanding
	(Years)	(Years)	EUR €'000	US $'000	US $'000	US $'000	US $'000	US $'000
December 31, 2018 Hydroelectrical installations	10	6.6	109,047	124,859	(82,940)	41,918	—	65,005
December 31, 2017 Hydroelectrical installations	10	5.6	109,047	130,780	(84,000)	46,780	—	80,639

These assets will revert back to the Spanish State, free of charges, between 2038 and 2060. The costs incurred at the time of the reversal are not deemed to be significant.

Commitments

At December 31, 2018 and 2017, the Company has capital expenditure commitments totaling $26,935 thousand and $4,598 thousand, respectively, primarily related to maintenance and improvement works at plants.